Related party transactions - Loans to shareholders (Details)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Loans to shareholders	$ 8
Short-term and Long-term loan from shareholders	49
Boris Gertsovsky
Disclosure of transactions between related parties [line items]
Loans to shareholders	8
Short-term loan from shareholders	$ 49